Expense Example {- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 40%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 40%: Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Asset Manager 40%: Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Asset Manager 40%: Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,694
Fidelity Advisor Asset Manager 40%: Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Asset Manager 40%: Class Z
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	$ 628